Consolidated Balance Sheets - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current Assets:
Cash	$ 230,826	$ 882,870	$ 32,092
Accounts receivable	226,552	193,640	25,514
Prepaid expenses and deferred offering costs	258,082	160,078	30,230
Inventory	33,692	41,055	36,605
Total Current Assets	749,152	1,277,643	124,441
Fixed assets, net of accumulated depreciation	423,648	428,567	336,297
Goodwill	109,983	109,983	108,707
Intangible assets, net of accumulated amortization	900,574	990,559	628,976
Total Assets	2,183,357	2,806,752	1,198,421
Current Liabilities:
Accounts payable and accrued liabilities	164,856	116,465	77,942
Accounts payable and accrued liabilities, related parties	1,928,471	2,621,940	51,125
Notes payable, net of discount	1,037,531	958,422	14,940
Notes payable - related party, net of discount	354,168	40,645	188,901
Total Current Liabilities	3,485,026	3,737,472	332,908
SBA Loan for PPP		154,673
Notes payable - net of current portion	250,768	321,024	79,529
Convertible notes payable - related party, net of discount			20,123
Notes payable - net of current portion - related party	230,000	230,000	328,399
Total Liabilities	3,965,794	4,288,496	760,959
Commitments and Contingencies (Note 10 and 12)
Stockholders' Equity (Deficit)
Preferred stock, value
Common stock, value	6,572	6,473	3,147
Additional paid in capital	7,515,146	6,467,783	1,136,309
Accumulated deficit	(9,304,155)	(7,956,000)	(701,994)
Total Stockholders' Equity (Deficit)	(1,782,437)	(1,481,744)	437,462
Total Liabilities and Stockholders' Equity (Deficit)	$ 2,183,357	$ 2,806,752	$ 1,198,421